Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:
Invesco Technology Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y	Investor

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y	Investor

Management Fees	0.68%	0.68%	0.68%	0.68%	0.68%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None	0.25
Other Expenses	0.92	0.92	0.92	0.92	0.92
Total Annual Fund Operating Expenses [1]	1.85	2.60	2.60	1.60	1.85
Fee Waiver and/or Expense Reimbursement [2]	0.08	0.08	0.08	0.08	0.08
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.77	2.52	2.52	1.52	1.77

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

2	Effective May 23, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.76%, 2.51%, 2.51%, 1.51% and 1.76%, respectively, of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

1

	1 Year	3 Years	5 Years	10 Years

Class A	$720	$1,092	$1,489	$2,594
Class B	755	1,101	1,573	2,746
Class C	355	801	1,373	2,928
Class Y	155	497	863	1,893
Investor Class	180	574	993	2,163
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$720	$1,092	$1,489	$2,594
Class B	255	801	1,373	2,746
Class C	255	801	1,373	2,928
Class Y	155	497	863	1,893
Investor Class	180	574	993	2,163
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the fund and hold it for the entire 10-year period;

■	Your investment has a 5% return before expenses each year;

■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

■	Hypotheticals both with and without any applicable initial sales charge applied; and

■	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.77%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%

2

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Cumulative Return After Expenses	(2.45)%	0.63%	3.79%	7.06%	10.44%	13.92%	17.50%	21.21%	25.02%	28.96%
End of Year Balance	$9,755.24	$10,062.52	$10,379.49	$10,706.45	$11,043.70	$11,391.58	$11,750.41	$12,120.55	$12,502.35	$12,896.17
Estimated Annual Expenses	$719.97	$183.31	$189.09	$195.04	$201.19	$207.53	$214.06	$220.81	$227.76	$234.94

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.77%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.23%	6.48%	9.84%	13.30%	16.86%	20.55%	24.34%	28.26%	32.30%	36.47%
End of Year Balance	$10,323.00	$10,648.17	$10,983.59	$11,329.58	$11,686.46	$12,054.58	$12,434.30	$12,825.98	$13,230.00	$13,646.74
Estimated Annual Expenses	$179.86	$193.98	$200.09	$206.40	$212.90	$219.60	$226.52	$233.66	$241.02	$248.61

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.52%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	1.85%	1.85%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.48%	4.94%	7.46%	10.04%	12.68%	15.38%	18.15%	20.99%	24.80%	28.73%
End of Year Balance	$10,248.00	$10,493.95	$10,745.81	$11,003.71	$11,267.80	$11,538.22	$11,815.14	$12,098.70	$12,479.81	$12,872.93
Estimated Annual Expenses	$255.12	$269.65	$276.12	$282.74	$289.53	$296.48	$303.59	$310.88	$227.35	$234.51

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.52%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%	2.60%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.48%	4.94%	7.46%	10.04%	12.68%	15.38%	18.15%	20.99%	23.89%	26.86%
End of Year Balance	$10,248.00	$10,493.95	$10,745.81	$11,003.71	$11,267.80	$11,538.22	$11,815.14	$12,098.70	$12,389.07	$12,686.41
Estimated Annual Expenses	$255.12	$269.65	$276.12	$282.74	$289.53	$296.48	$303.59	$310.88	$318.34	$325.98

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.52%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%	1.60%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.48%	7.00%	10.64%	14.40%	18.29%	22.31%	26.47%	30.77%	35.21%	39.81%
End of Year Balance	$10,348.00	$10,699.83	$11,063.63	$11,439.79	$11,828.74	$12,230.92	$12,646.77	$13,076.76	$13,521.37	$13,981.10
Estimated Annual Expenses	$154.64	$168.38	$174.11	$180.03	$186.15	$192.48	$199.02	$205.79	$212.79	$220.02

3

INVESTOR	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.77%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%	1.85%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.23%	6.48%	9.84%	13.30%	16.86%	20.55%	24.34%	28.26%	32.30%	36.47%
End of Year Balance	$10,323.00	$10,648.17	$10,983.59	$11,329.58	$11,686.46	$12,054.58	$12,434.30	$12,825.98	$13,230.00	$13,646.74
Estimated Annual Expenses	$179.86	$193.98	$200.09	$206.40	$212.90	$219.60	$226.52	$233.66	$241.02	$248.61

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

4

Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, Y and Investor Class shares of the Fund listed below:
Invesco Utilities Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summary — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
     You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y	Investor

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None	None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y	Investor

Management Fees	0.75%	0.75%	0.75%	0.75%	0.75%
Distribution and/or Service (12b-1) Fees	0.25	1.00	1.00	None	0.25
Other Expenses	0.52	0.52	0.52	0.52	0.52
Acquired Fund Fees and Expenses	0.01	0.01	0.01	0.01	0.01
Total Annual Fund Operating Expenses [1]	1.53	2.28	2.28	1.28	1.53
Fee Waiver and/or Expense Reimbursement [2]	0.20	0.20	0.20	0.20	0.20
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.33	2.08	2.08	1.08	1.33

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

2	Effective May 23, 2011, Invesco Advisers, Inc. (Invesco or the Advisor) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B, Class C, Class Y and Investor Class shares to 1.32%, 2.07%, 2.07%, 1.07% and 1.32%, respectively, of average daily net assets. Acquired Fund Fees and Expenses are also excluded in determining such obligation. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.

     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$678	$969	$1,302	$2,240
Class B	711	973	1,383	2,395
Class C	311	673	1,183	2,584
Class Y	110	365	663	1,509
Investor Class	135	443	795	1,788
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$678	$969	$1,302	$2,240
Class B	211	673	1,183	2,395
Class C	211	673	1,183	2,584
Class Y	110	365	663	1,509
Investor Class	135	443	795	1,788
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Hypothetical Investment and Expense Information”:
“In connection with the final settlement reached between Invesco and certain of its affiliates with certain regulators, including the New York Attorney General’s Office, the SEC and the Colorado Attorney General’s Office (the settlement) arising out of certain market timing and unfair pricing allegations made against Invesco and certain of its affiliates, Invesco and certain of its affiliates agreed, among other things, to disclose certain hypothetical information regarding investment and expense information to Fund shareholders. The chart below is intended to reflect the annual and cumulative impact of the Fund’s expenses, including investment advisory fees and other Fund costs, on the Fund’s returns over a 10-year period. The example reflects the following:
■	You invest $10,000 in the fund and hold it for the entire 10-year period;

■	Your investment has a 5% return before expenses each year;

■	The Fund’s current annual expense ratio includes any applicable contractual fee waiver or expense reimbursement for the period committed;

■	Hypotheticals both with and without any applicable initial sales charge applied; and

■	There is no sales charge on reinvested dividends.
     There is no assurance that the annual expense ratio will be the expense ratio for the Fund classes for any of the years shown. This is only a hypothetical presentation made to illustrate what expenses and returns would be under the above scenarios; your actual returns and expenses are likely to differ (higher or lower) from those shown below.

Class A
(Includes
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.33%	1.33%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	(2.03)%	1.56%	5.09%	8.73%	12.51%	16.41%	20.45%	24.63%	28.96%	33.43%
End of Year Balance	$9,796.82	$10,156.36	$10,508.78	$10,873.44	$11,250.75	$11,641.15	$12,045.10	$12,463.06	$12,895.53	$13,343.00
Estimated Annual Expenses	$677.99	$132.69	$158.09	$163.57	$169.25	$175.12	$181.20	$187.49	$193.99	$200.72

Class A (Without
Maximum
Sales Charge)	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.33%	1.33%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.67%	7.47%	11.20%	15.06%	19.06%	23.19%	27.46%	31.88%	36.46%	41.20%
End of Year Balance	$10,367.00	$10,747.47	$11,120.41	$11,506.28	$11,905.55	$12,318.67	$12,746.13	$13,188.42	$13,646.06	$14,119.58
Estimated Annual Expenses	$135.44	$140.41	$167.29	$173.09	$179.10	$185.32	$191.75	$198.40	$205.28	$212.41

Class B2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.08%	2.08%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.92%	5.93%	8.81%	11.77%	14.81%	17.93%	21.14%	24.43%	28.75%	33.22%
End of Year Balance	$10,292.00	$10,592.53	$10,880.64	$11,176.60	$11,480.60	$11,792.87	$12,113.64	$12,443.13	$12,874.91	$13,321.67
Estimated Annual Expenses	$211.04	$217.20	$244.79	$251.45	$258.29	$265.32	$272.53	$279.95	$193.68	$200.40

Class C2	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	2.08%	2.08%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%	2.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	2.92%	5.93%	8.81%	11.77%	14.81%	17.93%	21.14%	24.43%	27.82%	31.29%
End of Year Balance	$10,292.00	$10,592.53	$10,880.64	$11,176.60	$11,480.60	$11,792.87	$12,113.64	$12,443.13	$12,781.58	$13,129.24
Estimated Annual Expenses	$211.04	$217.20	$244.79	$251.45	$258.29	$265.32	$272.53	$279.95	$287.56	$295.38

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.08%	1.08%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%	1.28%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.92%	7.99%	12.01%	16.18%	20.50%	24.98%	29.63%	34.45%	39.46%	44.64%

Class Y	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

End of Year Balance	$10,392.00	$10,799.37	$11,201.10	$11,617.78	$12,049.97	$12,498.22	$12,963.16	$13,445.39	$13,945.56	$14,464.33
Estimated Annual Expenses	$110.12	$114.43	$140.80	$146.04	$151.47	$157.11	$162.95	$169.01	$175.30	$181.82

INVESTOR	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.33%	1.33%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%	1.53%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	3.67%	7.47%	11.20%	15.06%	19.06%	23.19%	27.46%	31.88%	36.46%	41.20%
End of Year Balance	$10,367.00	$10,747.47	$11,120.41	$11,506.28	$11,905.55	$12,318.67	$12,746.13	$13,188.42	$13,646.06	$14,119.58
Estimated Annual Expenses	$135.44	$140.41	$167.29	$173.09	$179.10	$185.32	$191.75	$198.40	$205.28	$212.41

[1]	Your actual expenses may be higher or lower than those shown.

[2]	The hypothetical assumes you hold your investment for a full 10 years. Therefore, any applicable deferred sales charge that might apply in years one through six for Class B and year one for Class C has not been deducted.”

Statutory Prospectus Supplement dated May 23, 2011
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R and Y shares of the Fund listed below:
Invesco Van Kampen American Value Fund
The following information replaces in its entirety the first and second paragraphs appearing under the heading “Fund Management — Adviser Compensation”:
“Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.72%
Next $535 million	0.715%
Next $31.965 billion	0.65%
Over $33 billion	0.64%
     The Adviser has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed below) of Class A shares to 1.41%, Class B shares (after 12b-1 fee limit) to 1.65%, Class C shares to 2.16%, Class R shares to 1.66% and Class Y shares to 1.16% of average daily net assets, respectively. In determining the Adviser’s obligation to waive advisory fees and/or reimburse expenses, the following expenses are not taken into account, and could cause the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement to exceed the limit reflected above: (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that the Fund has incurred but did not actually pay because of an expense offset arrangement. Unless the Board of Trustees and Invesco Advisers, Inc. mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.”

1

Statutory Prospectus Supplement dated May 23, 2011
The purpose of this supplement is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Fund listed below:
Invesco Van Kampen American Value Fund
The following information replaces in its entirety the first paragraph appearing under the heading “Fund Management — Adviser Compensation”:
“Adviser Compensation
Advisory agreement. The Fund retains the Adviser to manage the investment of its assets and to place orders for the purchase and sale of its portfolio securities. Effective May 23, 2011, the Board of Trustees approved a reduced contractual advisory fee schedule for the Fund. Under an investment advisory agreement between the Adviser and the Fund, the Fund pays the Adviser a monthly fee computed based upon an annual rate applied to the average daily net assets of the Fund as follows:

Average Daily Net Assets	% Per Annum

First $500 million	0.72%
Next $535 million	0.715%
Next $31.965 billion	0.65%
Over $33 billion	0.64%”

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Summary and Statutory Prospectus Supplement dated May 23, 2011
The purpose of this supplement is to provide you with changes to the current Summary and Statutory Prospectuses for Class A, B, C and Y shares of the Fund listed below:
Invesco Van Kampen Small Cap Value Fund
The following information replaces in its entirety the information appearing under the heading “Fees and Expenses of the Fund”:
“Fees and Expenses of the Fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Invesco Funds. More information about these and other discounts is available from your financial professional and in the section “Shareholder Account Information—Initial Sales Charges (Class A Shares Only)” on page A-3 of the prospectus and the section “Purchase, Redemption and Pricing of Shares—Purchase and Redemption of Shares” on page L-1 of the statement of additional information (SAI).

Shareholder Fees (fees paid directly from your investment)	Class A	Class B	Class C	Class Y

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	5.50%	None	None	None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)	None	5.00%	1.00%	None

Redemption/Exchange Fee (as a percentage of amount redeemed/exchanged within 31 days of purchase)	2.00%	2.00%	2.00%	2.00%
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class A	Class B	Class C	Class Y

Management Fees	0.64%	0.64%	0.64%	0.64%
Distribution and/or Service (12b-1) Fees[1]	0.25	0.82	1.00	None
Other Expenses	0.24	0.24	0.24	0.24
Total Annual Fund Operating Expenses[2]	1.13	1.70	1.88	0.88
Fee Waivers and/or Expense Reimbursement[3]	0.10	0.30	0.10	0.10
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement	1.03	1.40	1.78	0.78

1	Effective May 23, 2011, Invesco Distributors, Inc. (Invesco Distributors) has contractually agreed, through at least June 30, 2012, to waive 12b-1 fees for Class B shares to the extent necessary to limit 12b-1 fees to 0.62% of average daily net assets. Unless the Board of Trustees and Invesco Distributors mutually agree to amend or continue the waiver, it will terminate on June 30, 2012.

2	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

3	Effective May 23, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Class A, Class B (after Rule 12b-1 fee limit), Class C and Class Y shares to 1.03%, 1.40%, 1.78% and 0.78%, respectively, of average

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daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$880	$1,129	$1,841
Class B	643	806	1,095	1,832
Class C	281	581	1,007	2,193
Class Y	80	271	478	1,075
You would pay the following expenses if you did not redeem your shares:

	1 Year	3 Years	5 Years	10 Years

Class A	$649	$880	$1,129	$1,841
Class B	143	506	895	1,832
Class C	181	581	1,007	2,193
Class Y	80	271	478	1,075
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. The portfolio turnover rate of the Van Kampen Small Cap Value Fund (the predecessor fund) for its most recent fiscal year was 28% of the average value of its portfolio.”

2

Statutory Prospectus Supplement dated May 23, 2011
The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Institutional Class shares of the Funds listed below:
Invesco Energy Fund
Invesco Technology Fund
Invesco Utilities Fund
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO TECHNOLOGY FUND — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		0.68%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.23
Total Annual Fund Operating Expenses [1,2]		0.91

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

2	Effective May 23, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2012, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 1.51% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$93	$290	$504	$1,120
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect

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the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 35% of the average value of its portfolio.”
The following information replaces in its entirety the information appearing under the heading “Fund Summaries — INVESCO UTILITIES FUND — Fees and Expenses of the Fund”:
“This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.

Shareholder Fees (fees paid directly from your investment)	Class:	Institutional

Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)		None

Maximum Deferred Sales Charge (Load) (as a percentage of original purchase price or redemption proceeds, whichever is less)		None
Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)

	Class:	Institutional

Management Fees		0.75%
Distribution and/or Service (12b-1) Fees		None
Other Expenses		0.24
Acquired Fund Fees and Expenses		0.01
Total Annual Fund Operating Expenses [1,2]		1.00

1	“Total Annual Fund Operating Expenses” have been restated and reflect the reorganization of one or more affiliated investment companies into the Fund.

2	Effective May 23, 2011, Invesco Advisers, Inc. (Invesco or the Adviser) has contractually agreed, through at least June 30, 2013, to waive advisory fees and/or reimburse expenses of all shares to the extent necessary to limit Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement (excluding certain items discussed in the SAI) of Institutional Class shares to 1.07% of average daily net assets. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2013.
Example. This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
     The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

	1 Year	3 Years	5 Years	10 Years

Institutional Class	$102	$318	$552	$1,225
Portfolio Turnover. The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the Fund’s portfolio turnover rate was 14% of the average value of its portfolio.”

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The following information replaces in its entirety the tables appearing under the heading “Hypothetical Investment and Expense Information-Invesco Technology Fund — INSTITUTIONAL” and “Hypothetical Investment and Expense Information- Invesco Utilities Fund — INSTITUTIONAL”, respectively:

“Invesco
Technology
Fund —
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%	0.91%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.09%	8.35%	12.78%	17.39%	22.19%	27.19%	32.39%	37.81%	43.44%	49.31%
End of Year Balance	$10,409.00	$10,834.73	$11,277.87	$11,739.13	$12,219.26	$12,719.03	$13,239.24	$13,780.73	$14,344.36	$14,931.04
Estimated Annual Expenses	$92.86	$96.66	$100.61	$104.73	$109.01	$113.47	$118.11	$122.94	$127.97	$133.20

Invesco Utilities
Fund —
INSTITUTIONAL	Year 1	Year 2	Year 3	Year 4	Year 5	Year 6	Year 7	Year 8	Year 9	Year 10

Annual Expense Ratio[1]	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%	1.00%
Cumulative Return Before Expenses	5.00%	10.25%	15.76%	21.55%	27.63%	34.01%	40.71%	47.75%	55.13%	62.89%
Cumulative Return After Expenses	4.00%	8.16%	12.49%	16.99%	21.67%	26.53%	31.59%	36.86%	42.33%	48.02%
End of Year Balance	$10,400.00	$10,816.00	$11,248.64	$11,698.59	$12,166.53	$12,653.19	$13,159.32	$13,685.69	$14,233.12	$14,802.44
Estimated Annual Expenses	$102.00	$106.08	$110.32	$114.74	$119.33	$124.10	$129.06	$134.23	$139.59	$145.18

[1]	Your actual expenses may be higher or lower than those shown.”

3

Statement of Additional Information Supplement dated May 23, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, Investor and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Energy Fund	Invesco Leisure Fund
Invesco Financial Services Fund	Invesco Technology Fund
Invesco Gold & Precious Metals Fund	Invesco Utilities Fund
Effective May 23, 2011, all references to Invesco Financial Services Fund are hereby deleted.
The following information replaces in its entirety the ninth, tenth and eleventh paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
          “Invesco also has contractually agreed through at least August 31, 2011 (June 30, 2012 for Invesco Technology Fund and June 30, 2013 for Invesco Utilities Fund), to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement) for the following Funds’ shares:

Fund	Expense Limitation
Invesco Energy Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class Y Shares	1.75%
Investor Class Shares	2.00%
Institutional Class Shares	1.75%

Invesco Gold & Precious Metals Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class Y Shares	1.75%
Investor Class Shares	2.00%

Invesco Leisure Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class R Shares	2.25%
Class Y Shares	1.75%
Investor Class Shares	2.00%

Invesco Technology Fund
Class A Shares	1.76%
Class B Shares	2.51%
Class C Shares	2.51%
Class Y Shares	1.51%
Investor Class Shares	1.76%
Institutional Class Shares	1.51%

1

Fund	Expense Limitation
Invesco Utilities Fund
Class A Shares	1.32%
Class B Shares	2.07%
Class C Shares	2.07%
Class Y Shares	1.07%
Investor Class Shares	1.32%
Institutional Class Shares	1.07%
          The total annual fund operating expenses used in determining whether a Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a Fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
          Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on August 31, 2011 (June 30, 2012 for Invesco Technology Fund and June 30, 2013 for Invesco Utilities Fund).”

2

Statement of Additional Information Supplement dated May 23, 2011
The purpose of this supplement is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y and Institutional Class shares, as applicable, of the Funds listed below:

Invesco Mid-Cap Value Fund	Invesco Van Kampen American Value Fund
Invesco Small-Mid Special Value Fund	Invesco Van Kampen Capital Growth Fund
Invesco Special Value Fund	Invesco Van Kampen Comstock Fund
Invesco Technology Sector Fund	Invesco Van Kampen Enterprise Fund
Invesco U.S. Mid Cap Value Fund	Invesco Van Kampen Mid Cap Growth Fund
Invesco U.S. Small Cap Value Fund	Invesco Van Kampen Small Cap Value Fund
Invesco U.S. Small/Mid Cap Value Fund	Invesco Van Kampen Technology Fund
Invesco Value Fund	Invesco Van Kampen Utility Fund
Invesco Value II Fund	Invesco Van Kampen Value Opportunities Fund
Effective May 23, 2011, all references to Invesco Mid-Cap Value Fund, Invesco Small-Mid Special Value Fund, Invesco Special Value Fund, Invesco U.S. Small Cap Value Fund, Invesco U.S. Small/Mid Cap Value Fund, Invesco Value II Fund, Invesco Van Kampen Capital Growth Fund, Invesco Van Kampen Enterprise Fund, Invesco Van Kampen Technology Fund, Invesco Van Kampen Utility Fund are hereby deleted.
The following information replaces in its entirety the sixth paragraph under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
          “Pursuant to its Advisory Agreement with the Trust, Invesco receives a monthly fee from each Fund calculated at the annual rates indicated in the second column below, based on the average daily net assets of each Fund during the year. Each Fund allocates advisory fees to a class based on the relative net assets of each class.

	Annual Rate/Net Assets
Fund Name	Per Advisory Agreement
Invesco Technology Sector Fund	First $500 million	0.670%
	Next $2.5 billion	0.645%
	Over $3 billion	0.620%

Invesco U.S. Mid Cap Value Fund	First $1 billion	0.72%
	Over $1 billion	0.65%

Invesco Value Fund	First $1 billion	0.42%
	Next $1 billion	0.37%
	Next $1 billion	0.32%
	Over $3 billion	0.27%

Invesco Van Kampen American Value Fund	First $500 million	0.72%
	Next $535 million	0.715%
	Next $31.965 billion	0.65%
	Over $33 billion	0.64%

Invesco Van Kampen Comstock Fund	First $1 billion	0.50%
	Next $1 billion	0.45%
	Next $1 billion	0.40%
	Over $3 billion	0.35%

Invesco Van Kampen Mid Cap Growth Fund	First $500 million	0.75%
	Next $500 million	0.70%
	Over $1 billion	0.65%

1

	Annual Rate/Net Assets
Fund Name	Per Advisory Agreement
Invesco Van Kampen Small Cap Value Fund	First $500 million	0.67%
	Next $500 million	0.645%
	Over $1 billion	0.62%

Invesco Van Kampen Value Opportunities Fund	First $250 million	0.695%
	Next $250 million	0.67%
	Next $500 million	0.645%
	Next $1.5 billion	0.62%
	Next $2.5 billion	0.595%
	Next $2.5 billion	0.57%
	Next $2.5 billion	0.545%
	Over $10 billion	0.52%”
The following information replaces in its entirety the ninth, tenth and eleventh paragraphs under the heading “INVESTMENT ADVISORY AND OTHER SERVICES — Investment Adviser” of the Statement of Additional Information.
          “Invesco also has contractually agreed through at least June 30, 2012, to waive advisory fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (excluding (i) interest; (ii) taxes; (iii) dividend expense on short sales; (iv) extraordinary or non-routine items; and (v) expenses that each Fund has incurred but did not actually pay because of an expense offset arrangement). The expense limitations for the following Funds’ shares are:

Fund	Expense Limitation
Invesco Technology Sector Fund
Class A Shares	2.00%
Class B Shares	2.75%
Class C Shares	2.75%
Class Y Shares	1.75%

Invesco U.S. Mid Cap Value Fund
Class A Shares	1.27%
Class B Shares	2.02%
Class C Shares	2.02%
Class Y Shares	1.02%

Invesco Value Fund
Class A Shares	1.25%
Class B Shares	2.00%
Class C Shares	2.00%
Class Y Shares	1.00%
Invesco Van Kampen American Value Fund
Class A Shares	1.41%
Class B Shares	1.65% (after 12b-1 fee limit)
Class C Shares	2.16%
Class R Shares	1.66%
Class Y Shares	1.16%
Institutional Class Shares	1.16%

2

Fund	Expense Limitation
Invesco Van Kampen Comstock Fund
Class A Shares	0.89%
Class B Shares	1.64%
Class C Shares	1.64%
Class R Shares	1.14%
Class Y Shares	0.64%
Institutional Class Shares	0.64%

Invesco Van Kampen Mid Cap Growth Fund
Class A Shares	1.40%
Class B Shares	2.15%
Class C Shares	2.15%
Class R Shares	1.65%
Class Y Shares	1.15%
Institutional Class Shares	1.15%

Invesco Van Kampen Small Cap Value Fund
Class A Shares	1.03%
Class B Shares	1.40% (after 12b-1 fee limit)
Class C Shares	1.78%
Class Y Shares	0.78%

Invesco Van Kampen Value Opportunities Fund
Class A Shares	1.41%
Class B Shares	2.16%
Class C Shares	2.16%
Class R Shares	1.66%
Class Y Shares	1.16%
Institutional Class Shares	1.16%
          The total annual fund operating expenses used in determining whether a Fund meets or exceeds the expense limitations described above do not include Acquired Fund Fees and Expenses, which are required to be disclosed and included in the total annual fund operating expenses in a Fund’s prospectus fee table. Acquired Fund Fees and Expenses are not operating expenses of the Fund directly, but are fees and expenses, including management fees of the investment companies in which the Fund invest. As a result, the Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement may exceed a Fund’s expense limit.
          Such contractual fee waivers or reductions are set forth in the Fee Table to each Fund’s Prospectus. Unless the Board of Trustees and Invesco mutually agree to amend or continue the fee waiver agreement, it will terminate on June 30, 2012.”
The following information is added as a new fourteenth paragraph under the heading “DISTRIBUTION OF SECURITIES — Distribution Plans” of the Statement of Additional Information.
          “Invesco Distributors has also contractually agreed through June 30, 2012, to waive 12b-1 fees to the extent necessary to limit 12b-1 fees to 0.49% of average net assets of Invesco Van Kampen American Value Fund’s Class B shares and 0.62% of average net assets of Invesco Van Kampen Small Cap Value Fund’s Class B shares. The contractual fee waiver is set forth in the Fee Table to the Fund’s Prospectus and may not be terminated or amended to the Fund’s detriment during the period stated in the agreement between Invesco Distributors and the Fund.”

3